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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163

                          Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                      FUND

                                      PPPAX
                                  Ticker Symbol

                                   Semiannual
                                     Report

                                     6/30/07

                               [LOGO] PIONEER
                                      Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2
Portfolio Management Discussion               4
Portfolio Summary                             8
Prices and Distributions                      9
Performance Update                           10
Comparing Ongoing Fund Expenses              13
Schedule of Investments                      15
Financial Statements                         23
Notes to Financial Statements                30
Trustees, Officers and Service Providers     37

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

In the following interview, Walter Hunnewell, Jr., portfolio manager and a member of the equity portfolio management team, and Richard Schlanger, the debt securities portfolio manager, discuss the strategy and factors that influenced the performance of the Fund.

Q:   How did the Fund perform over the six months?

A: For the six-month period ended June 30, 2007, the Fund's Class A shares had a total return of 2.94% at net asset value. During the same period, the Fund underperformed the 6.96% return of the Standard & Poor's 500 Index and outperformed the 1.44% return of the Lehman Brothers Intermediate Government Bond Index, the Fund's benchmark indices. The Fund fell short of the 3.03% average return of the 408 funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category, the Fund's peer group.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the period?

A: Early in the period, both equity prices and interest rates declined, reflecting concerns that rising energy costs and defaults in the subprime mortgage sector would lead to a slowdown in economic growth. Early in March, however, market sentiment began to change as financial data indicated that economic growth might be improving. Business inventories were beginning to be replenished, orders for industrial equipment rose, consumer spending was relatively strong and corporate profits were higher. In this environment, market interest rates rose, although they remained at historically low levels. Stocks ended the period substantially higher. While bonds suffered as yields rose late in the period, they ended the six months with positive returns.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: How did interest rates affect the management strategy for the Fund during the reporting period?

A: Interest rates are the driving force behind the asset allocation of the Fund. If interest rates decline and bond prices rise, we have to invest more money in the fixed-income portion (Treasury STRIPS) to meet our obligation to provide a minimum 2.00% annual return for Class A shares by the end of the Guarantee Period, which is December 21, 2009. During the first six months of 2007, interest rates rose slightly, allowing us to add to the Fund's equity allocation.

Q: What were the principal strategies used in managing the Fund during the reporting period?

A: Rising interest rates led to a decline in Treasury bond prices, allowing us to increase our equity allocation from 39% to 44% of net assets over the six-month period. Going into the period, the portfolio had a slightly defensive tilt as a precaution against a slowdown in economic growth and a possible stock market downturn. While our outlook for a slowing economy and declining stock prices may have been premature, we believed that it was important marginally to increase our defensive posture for a time when stock prices move lower.

     Over the six months, we trimmed positions that had performed very well and sought opportunities in companies that had not participated in the market's upturn. In the energy sector, we modestly increased our underweight (relative to the equity benchmark index) in the portfolio by selling Conoco Philips and Occidental Petroleum. We felt the risk/reward balance was better in other companies. In the materials, industrials and consumer discretionary sectors, we let our overweights build a little by allowing some of our best performers to continue to appreciate with the market. In a defensive move, we increased investment in areas that provide every day goods and services to consumers. We established a position in Kraft Foods in the consumer staples sector, after it was spun off from Philip Morris. We also added Coca Cola, where management appears to be taking more substantive steps to improve the bottling system worldwide. Delta Airlines is another new position added to the Fund. Delta is flying new international routes and has emerged from bankruptcy in a

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

     relatively strong financial position. Individual stock sales included:
     Omnicom, a large global advertising agency, because we felt there were better opportunities elsewhere; Johnson & Johnson, on concerns that growth by acquisition will be increasingly difficult; Citigroup, due to challenges it faces in managing its many businesses; Advanced Micro Devices, which had a weaker competitive position relative to Intel; Federated Department Stores, in favor of what we believe are better return possibilities of JC Penney. Throughout the six months, we were underweighted, relative to the equity benchmark index, in financials, information technology, telecommunications and utilities sectors.

Q:   What contributed to return during the reporting period?

A: Our large position in AT&T was one of the best performers, with a total return of 18%. Big industrial companies, which are geared to both domestic and international economic growth, also provided some of the best results. PACCAR, a manufacturer of high quality trucks, returned 35%. Rio Tinto, the global materials company, rose 46%, as demand for iron ore continued to be robust. Johnson Controls went up 36%, as the market recognized the benefits of recent acquisitions. Deere Inc, the farm equipment manufacturer, added 28%, on the strength of a robust farm economy.

Q:   What detracted from return during the reporting period?

A: Our modest investment in Advanced Micro Devices declined substantially, and we sold it during the reporting period. Motorola also disappointed, as the company has been challenged to find a replacement for the great success of its RAZR line of cell phones. The relatively poor performance of Merrill Lynch, National City Bank and US Bancorp reflected weakness in the financial sector related to subprime mortgage worries and real estate loans in general. JC Penney was also a disappointment, as we were establishing this position during a period when the stock was quite volatile. We believe this was a temporary situation and that the long-term potential for JC Penney is very strong.

     The Fund's investments in Treasury STRIPS also detracted from return. As market interest rates rose, yields on Treasury securities moved higher, pushing down the prices of the Treasury securities in the portfolio.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your outlook?

A: While economic growth appears to be relatively strong, rising market interest rates, higher energy prices and concerns about the effects of the defaults in the subprime mortgage market have raised the level of uncertainty in the financial markets. In this environment, we plan to continue to focus on higher quality equities with the potential to increase earnings and dividends. Should interest rates rise further, we will be able to increase the Fund's equity exposure.

The Fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven-year guarantee period will reduce their guaranteed amount. Due to a financial warranty fee, the Fund's expenses are higher than those of most other mutual funds.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Obligations                       55.8%
U.S. Common Stocks                                41.4%
Depositary Receipts for International Stocks       2.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total portfolio investments)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Government                                        55.8%
Industrials                                        6.5%
Financials                                         6.5%
Information Technology                             6.2%
Consumer Discretionary                             6.1%
Health Care                                        5.8%
Consumer Staples                                   5.2%
Energy                                             3.0%
Materials                                          2.4%
Telecommunications Services                        2.1%
Utilities                                          0.4%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

 1. U.S. Treasury Strip, Zero Coupon, 11/15/09    55.82%
 2. AT & T Corp.                                   1.57
 3. Chevron Corp.                                  1.22
 4. McGraw-Hill Co., Inc.                          1.20
 5. PACCAR, Inc.                                   0.94
 6. Norfolk Southern Corp.                         0.92
 7. Reed Elsevier NV (A.D.R.)                      0.85
 8. Target Corp.                                   0.80
 9. Deere & Co.                                    0.80
10. Johnson Controls, Inc.                         0.76

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class      6/30/07       12/31/06
-----      -------       --------
  A        $10.17         $9.88
  B        $10.17         $9.90
  C        $10.22         $9.95

Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/07 - 6/30/07
                     ----------------
             Net
         Investment     Short-Term       Long-Term
Class     Income       Capital Gains    Capital Gains
-----   -----------    -------------    -------------
  A         $ -            $ -              $ -
  B         $ -            $ -              $ -
  C         $ -            $ -              $ -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Intermediate Government Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

The Indexes defined here pertain to the "Value of $10,000 Investment" charts on pages 10-12.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Intermediate Government Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                                           Net Asset             Public Offering
Period                                    Value (NAV)              Price (POP)
Life-of-Class
(11/1/02)                                    3.24%                    1.94%
1 Year                                       8.19                     2.01
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                             Gross                     Net
                                             1.94%                    1.94%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Protected                      Lehman Brothers Intermediate
                Principal Plus Fund    S&P 500 Index        Government Bond Index
11/02                 $ 9,425             $10,000                  $10,000
                      $ 9,792             $10,519                  $10,453
6/04                  $ 9,705             $12,528                  $10,403
                      $10,052             $13,320                  $10,833
6/06                  $10,106             $14,468                  $10,841
6/07                  $10,935             $17,445                  $11,430

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class A Shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Intermediate Government Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                                              If                       If
Period                                       Held                   Redeemed
Life-of-Class
(11/1/02)                                    2.53%                    2.33%
1 Year                                       7.59                     3.59
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                             Gross                     Net
                                             2.64%                    2.64%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Protected                      Lehman Brothers Intermediate
                Principal Plus Fund    S&P 500 Index        Government Bond Index
11/02                 $10,000             $10,000                  $10,000
                      $10,343             $10,519                  $10,453
6/04                  $10,182             $12,528                  $10,403
                      $10,463             $13,320                  $10,833
6/06                  $10,442             $14,468                  $10,841
6/07                  $11,135             $17,445                  $11,430

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end per formance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class B Shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Intermediate Government Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                                              If                       If
Period                                       Held                   Redeemed
Life-of-Class
(11/1/02)                                    2.53%                    2.53%
1 Year                                       7.60                     7.60
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                                             Gross                     Net
                                             2.60%                    2.60%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer Protected                      Lehman Brothers Intermediate
                Principal Plus Fund    S&P 500 Index        Government Bond Index
11/02                 $10,000             $10,000                  $10,000
                      $10,344             $10,519                  $10,453
6/04                  $10,174             $12,528                  $10,403
                      $10,457             $13,320                  $10,833
6/06                  $10,442             $14,468                  $10,841
6/07                  $11,236             $17,445                  $11,430

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class C Shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on actual returns from January 1, 2007 through June 30, 2007

Share Class                              A            B            C
------------------------------------------------------------------------
Beginning Account Value On 1/1/07    $1,000.00    $1,000.00    $1,000.00
Ending Account Value On 6/30/07      $1,029.40    $1,027.31    $1,027.10
Expenses Paid During Period*         $   10.16    $   13.47    $   13.72

* Expenses are equal to the Fund's annualized expense ratio of 2.02%, 2.68% and 2.73%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2007 through June 30, 2007.


Share Class                              A            B            C
------------------------------------------------------------------------
Beginning Account Value On 1/1/07    $1,000.00    $1,000.00    $1,000.00
Ending Account Value On 6/30/07      $1,014.78    $1,011.50    $1,011.26
Expenses Paid During Period*         $   10.09    $   13.37    $   13.61

* Expenses are equal to the Fund's annualized expense ratio of 2.02%, 2.68% and 2.73%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                     Value
              COMMON STOCKS - 44.0%
              Energy - 3.1%
              Integrated Oil & Gas - 2.0%
     5,777    Chevron Corp.                              $   486,654
     3,553    Exxon Mobil Corp.                              298,026
                                                         -----------
                                                         $   784,680
                                                         -----------
              Oil & Gas Equipment And Services - 0.3%
     2,037    Weatherford International, Inc.*           $   112,524
                                                         -----------
              Oil & Gas Exploration & Production - 0.8%
     2,406    Apache Corp.                               $   196,306
     2,753    Pioneer Natural Resources Co.                  134,099
                                                         -----------
                                                         $   330,405
                                                         -----------
              Total Energy                               $ 1,227,609
                                                         -----------
              Materials - 2.4%
              Aluminum - 0.6%
     6,366    Alcoa, Inc.                                $   258,014
                                                         -----------
              Diversified Chemical - 0.5%
     2,232    Dow Chemical Co.                           $    98,699
     1,839    E.I. du Pont de Nemours and Co.                 93,495
                                                         -----------
                                                         $   192,194
                                                         -----------
              Diversified Metals & Mining - 0.8%
       994    Rio Tinto Plc (A.D.R.)                     $   304,283
                                                         -----------
              Industrial Gases - 0.3%
     1,101    Air Products & Chemicals, Inc.             $    88,487
       485    Praxair, Inc.                                   34,915
                                                         -----------
                                                         $   123,402
                                                         -----------
              Specialty Chemicals - 0.2%
     1,815    Ecolab, Inc.                               $    77,501
                                                         -----------
              Total Materials                            $   955,394
                                                         -----------
              Capital Goods - 4.7%
              Aerospace & Defense - 1.2%
     2,808    General Dynamics Corp.                     $   219,642
     3,666    United Technologies Corp.                      260,029
                                                         -----------
                                                         $   479,671
                                                         -----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                                 Value
              Construction & Farm Machinery & Heavy Trucks - 2.3%
     2,940    Caterpillar, Inc.                                      $   230,202
     2,649    Deere & Co.                                                319,840
     4,323    PACCAR, Inc.                                               376,274
                                                                     -----------
                                                                     $   926,316
                                                                     -----------
              Electrical Component & Equipment - 0.4%
     2,346    Emerson Electric Co.                                   $   109,793
       974    Rockwell International Corp.                                67,635
                                                                     -----------
                                                                     $   177,428
                                                                     -----------
              Industrial Conglomerates - 0.7%
     1,565    3M Co.                                                 $   135,826
     3,312    General Electric Co.                                       126,783
                                                                     -----------
                                                                     $   262,609
                                                                     -----------
              Industrial Machinery - 0.1%
       450    Parker Hannifin Corp.                                  $    44,060
                                                                     -----------
              Total Capital Goods                                    $ 1,890,084
                                                                     -----------
              Transportation - 1.8%
              Airlines - 0.5%
     3,680    Delta Air Lines, Inc.*                                 $    72,496
     8,568    Southwest Airlines Co.                                     127,749
                                                                     -----------
                                                                     $   200,245
                                                                     -----------
              Railroads - 1.3%
     1,660    Burlington Northern, Inc.                              $   141,332
     6,990    Norfolk Southern Corp.                                     367,464
                                                                     -----------
                                                                     $   508,796
                                                                     -----------
              Total Transportation                                   $   709,041
                                                                     -----------
              Automobiles & Components - 1.1%
              Auto Parts & Equipment - 0.8%
     2,637    Johnson Controls, Inc.                                 $   305,285
                                                                     -----------
              Automobile Manufacturers - 0.3%
    14,366    Ford Motor Corp.                                       $   135,328
                                                                     -----------
              Total Automobiles & Components                         $   440,613
                                                                     -----------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                        Value
              Consumer Durables & Apparel - 0.1%
              Apparel, Accessories & Luxury Goods - 0.1%
       987    Liz Claiborne, Inc.                           $    36,815
                                                            -----------
              Total Consumer Durables & Apparel             $    36,815
                                                            -----------
              Media - 2.6%
              Broadcasting & Cable TV - 0.0%
       192    Citadel Broadcasting Corp.*                   $     1,238
                                                            -----------
              Movies & Entertainment - 0.2%
     2,491    The Walt Disney Co.                           $    85,043
                                                            -----------
              Publishing - 2.4%
     2,061    Gannett Co.                                   $   113,252
       347    John Wiley & Sons, Inc.                            16,757
     7,055    McGraw-Hill Co., Inc.                             480,304
     8,969    Reed Elsevier NV (A.D.R.)                         340,104
                                                            -----------
                                                            $   950,417
                                                            -----------
              Total Media                                   $ 1,036,698
                                                            -----------
              Retailing - 2.3%
              Department Stores - 0.8%
     2,236    J.C. Penney Co., Inc.                         $   161,842
     3,461    Nordstrom, Inc.                                   176,926
                                                            -----------
                                                            $   338,768
                                                            -----------
              General Merchandise Stores - 0.8%
     5,038    Target Corp.                                  $   320,417
                                                            -----------
              Home Improvement Retail - 0.4%
     4,553    Lowe's Companies, Inc.                        $   139,732
                                                            -----------
              Specialty Stores - 0.3%
     1,463    Barnes & Noble, Inc.                          $    56,282
     2,380    Staples, Inc.                                      56,477
                                                            -----------
                                                            $   112,759
                                                            -----------
              Total Retailing                               $   911,676
                                                            -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                       Value
              Food & Drug Retailing - 1.2%
              Drug Retail - 0.9%
     2,724    CVS Corp.                                     $    99,290
     6,195    Walgreen Co.                                      269,730
                                                            -----------
                                                            $   369,020
                                                            -----------
              Food Distributors - 0.3%
     3,695    Sysco Corp.                                   $   121,898
                                                            -----------
              Total Food & Drug Retailing                   $   490,918
                                                            -----------
              Food Beverage & Tobacco - 3.2%
              Packaged Foods & Meats - 2.4%
     4,009    Campbell Soup Co.                             $   155,589
     2,149    General Mills, Inc.                               125,545
     3,262    H.J. Heinz Co., Inc.                              154,847
     3,044    Hershey Foods Corp.                               154,087
     1,540    Kellogg Co.                                        79,757
     5,380    Kraft Foods, Inc.                                 189,645
     5,609    Sara Lee Corp.                                     97,597
                                                            -----------
                                                            $   957,067
                                                            -----------
              Soft Drinks - 0.8%
     2,116    Coca-Cola Co.                                 $   110,688
     3,520    PepsiCo, Inc.                                     228,272
                                                            -----------
                                                            $   338,960
                                                            -----------
              Total Food Beverage & Tobacco                 $ 1,296,027
                                                            -----------
              Household & Personal Products - 0.7%
              Household Products - 0.6%
       710    Clorox Co.                                    $    44,091
     3,116    Colgate-Palmolive Co.                             202,073
                                                            -----------
                                                            $   246,164
                                                            -----------
              Personal Products - 0.1%
       984    Estee Lauder Co.                              $    44,782
                                                            -----------
              Total Household & Personal Products           $   290,946
                                                            -----------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                       Value
              Health Care Equipment & Services - 2.5%
              Health Care Equipment - 2.5%
     3,465    Becton, Dickinson & Co.                       $   258,143
     4,791    Biomet, Inc.                                      219,044
     2,070    C. R. Bard, Inc.                                  171,044
     2,305    Medtronic, Inc.                                   119,537
     3,282    St. Jude Medical, Inc.*                           136,170
     1,296    Zimmer Holdings, Inc.*                            110,017
                                                            -----------
                                                            $ 1,013,955
                                                            -----------
              Total Health Care Equipment & Services        $ 1,013,955
                                                            -----------
              Pharmaceuticals & Biotechnology - 3.2%
              Pharmaceuticals - 3.2%
     3,269    Abbott Laboratories                           $   175,055
     2,571    Barr Laboratorie, Inc.*                           129,141
     2,141    Eli Lilly & Co.                                   119,639
     2,039    Merck & Co., Inc.                                 101,542
     2,346    Novartis AG (A.D.R.)                              131,540
     6,646    Pfizer, Inc.                                      169,938
     1,818    Roche Holdings AG (A.D.R.)                        161,795
     8,172    Schering-Plough Corp.                             248,756
     1,482    Teva Pharmaceutical Industries, Ltd.               61,133
                                                            -----------
                                                            $ 1,298,539
                                                            -----------
              Total Pharmaceuticals & Biotechnology         $ 1,298,539
                                                            -----------
              Banks - 3.0%
              Diversified Banks - 1.1%
     5,157    U.S. Bancorp                                  $   169,923
     1,835    Wachovia Corp.                                     94,044
     5,108    Wells Fargo & Co.                                 179,648
                                                            -----------
                                                            $   443,615
                                                            -----------
              Regional Banks - 1.5%
       754    Compass Bancshares, Inc.                      $    52,011
     1,888    First Horizon National Corp.                       73,632
     5,820    National City Corp.                               193,922
     2,437    SunTrust Banks, Inc.                              208,948
     1,001    Zions Bancorporation                               76,987
                                                            -----------
                                                            $   605,500
                                                            -----------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                          Value
              Thrifts & Mortgage Finance - 0.4%
     3,805    Washington Mutual, Inc.                         $   162,245
                                                              -----------
              Total Banks                                     $ 1,211,360
                                                              -----------
              Diversified Financials - 2.0%
              Asset Management & Custody Banks - 0.9%
     1,451    Federated Investors, Inc.                       $    55,617
     3,475    State Street Corp.                                  237,690
     1,170    T. Rowe Price Associates, Inc.                       60,711
                                                              -----------
                                                              $   354,018
                                                              -----------
              Consumer Finance - 0.3%
     2,062    American Express Co.                            $   126,153
                                                              -----------
              Investment Banking & Brokerage - 0.5%
     2,337    Merrill Lynch & Co., Inc.                       $   195,326
                                                              -----------
              Other Diversified Finance Services - 0.3%
     3,029    Bank of America Corp.                           $   148,088
                                                              -----------
              Total Diversified Financials                    $   823,585
                                                              -----------
              Insurance - 1.4%
              Life & Health Insurance - 0.2%
     1,291    MetLife, Inc.                                   $    83,244
                                                              -----------
              Multi-Line Insurance - 0.2%
       830    Hartford Financial Services Group, Inc.         $    81,763
                                                              -----------
              Property & Casualty Insurance - 1.0%
     5,222    Chubb Corp.                                     $   282,719
     1,718    Safeco Corp.                                        106,963
                                                              -----------
                                                              $   389,682
                                                              -----------
              Total Insurance                                 $   554,689
                                                              -----------
              Software & Services - 1.4%
              Application Software - 0.2%
     2,556    Adobe Systems, Inc.*                            $   102,623
                                                              -----------
              Data Processing & Outsourced Services - 0.7%
     2,331    Automatic Data Processing, Inc.                 $   112,984
     1,204    DST Systems, Inc.*                                   95,369
     1,236    Fiserv, Inc.*                                        70,205
                                                              -----------
                                                              $   278,558
                                                              -----------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                          Value
              Systems Software - 0.5%
     6,244    Microsoft Corp.                                 $   184,011
                                                              -----------
              Total Software & Services                       $   565,192
                                                              -----------
              Technology Hardware & Equipment - 3.4%
              Communications Equipment - 1.3%
     4,468    Cisco Systems, Inc.*                            $   124,434
     9,904    Motorola, Inc.                                      175,301
     8,375    Nokia Corp. (A.D.R.)                                235,421
                                                              -----------
                                                              $   535,156
                                                              -----------
              Computer Hardware - 1.3%
     5,016    Dell, Inc.*                                     $   143,207
     5,540    Hewlett-Packard Co.                                 247,195
    23,871    Sun Microsystems, Inc.*                             125,561
                                                              -----------
                                                              $   515,963
                                                              -----------
              Computer Storage & Peripherals - 0.2%
     3,520    EMC Corp.*                                      $    63,712
                                                              -----------
              Office Electronics - 0.6%
     4,041    Canon, Inc. (A.D.R.)                            $   236,964
                                                              -----------
              Total Technology Hardware & Equipment           $ 1,351,795
                                                              -----------
              Semiconductors - 1.4%
              Semiconductor Equipment - 0.2%
     4,971    Applied Materials, Inc.                         $    98,774
                                                              -----------
              Semiconductors - 1.2%
     8,556    Intel Corp.                                     $   203,291
     6,964    Texas Instruments, Inc.                             262,055
                                                              -----------
                                                              $   465,346
                                                              -----------
              Total Semiconductors                            $   564,120
                                                              -----------
              Telecommunication Services - 2.1%
              Integrated Telecommunication Services - 1.9%
    15,108    AT&T Corp.                                      $   626,982
     2,440    Verizon Communications, Inc.                        100,455
     2,563    Windstream Corp.                                     37,830
                                                              -----------
                                                              $   765,267
                                                              -----------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                          Value
              Wireless Telecommunication Services - 0.2%
     1,101    Alltel Corp.                                    $    74,372
                                                              -----------
              Total Telecommunication Services                $   839,639
                                                              -----------
              Utilities - 0.4%
              Electric Utilities - 0.2%
     2,571    Southern Co.                                    $    88,160
                                                              -----------
              Multi-Utilities - 0.2%
     1,752    Consolidated Edison, Inc.                       $    79,050
                                                              -----------
              Total Utilities                                 $   167,210
                                                              -----------
              TOTAL COMMON STOCKS
              (Cost $16,265,245)                              $17,675,905
                                                              -----------
              U.S. GOVERNMENT OBLIGATIONS - 55.5%
              Government - 55.5%
25,005,000    U.S. Treasury Strip 0%, 11/15/09                $22,328,765
                                                              -----------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost $22,417,783)                              $22,328,765
                                                              -----------
              TOTAL INVESTMENT IN SECURITIES - 99.5%
              (Cost $38,680,028) (a)                          $40,004,670
                                                              -----------
              OTHER ASSETS AND LIABILITIES - 0.5%             $   208,161
                                                              -----------
              TOTAL NET ASSETS - 100.0%                       $40,212,831
                                                              ===========

*        Non-income producing security.

(A.D.R.) American Depositary Receipt

(a) At June, 30, 2007 the net unrealized gain on investments based on cost for federal income tax purposes of $38,680,028 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost.                                         $1,540,591
         Aggregate gross unrealized loss for all investments in which there is
         an excess of value over tax cost.                                           (215,949)
                                                                                   ----------
         Net Unrealized gain                                                       $1,324,642
                                                                                   ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2007 aggregated $18,230,102 and $26,321,701, respectively.

22 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $38,680,028)          $40,004,670
  Cash                                                     273,310
  Receivables -
    Investment securities sold                             893,944
    Dividends, interest and foreign taxes withheld          22,069
                                                       -----------
     Total assets                                      $41,193,993
                                                       -----------
LIABILITIES:
  Payables -
    Investment securities purchased                    $   891,245
    Fund shares repurchased                                  2,626
  Due to affiliates                                         21,324
  Accrued expenses                                          65,967
                                                       -----------
     Total liabilities                                 $   981,162
                                                       -----------
NET ASSETS:
  Paid-in capital                                      $38,102,200
  Undistributed net investment income                      195,363
  Accumulated net realized gain on investments             590,626
  Net unrealized gain on investments                     1,324,642
                                                       -----------
     Total net assets                                  $40,212,831
                                                       ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $12,751,832/1,253,592 shares)      $     10.17
                                                       ===========
  Class B (based on $22,379,769/2,201,400 shares)      $     10.17
                                                       ===========
  Class C (based on $5,081,230/497,353 shares)         $     10.22
                                                       ===========
MAXIMUM OFFERING PRICE:
  Class A ($10.17 [divided by] 94.25%)                 $     10.79
                                                       ===========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,532)    $167,474
  Interest                                                552,287
                                                         --------
     Total investment income                                            $  719,761
                                                                        ----------
EXPENSES:
  Management fees                                        $149,599
  Transfer agent fees and expenses
    Class A                                                17,989
    Class B                                                19,028
    Class C                                                 6,125
  Distribution fees
    Class A                                                16,251
    Class B                                               117,689
    Class C                                                28,807
  Administrative reimbursements                             4,809
  Custodian fees                                           22,655
  Professional fees                                        19,914
  Printing expense                                          4,064
  Fees and expenses of nonaffiliated trustees               3,764
  Miscellaneous                                           184,319
                                                         --------
     Total expenses                                                     $  595,013
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                         (64,114)
     Less fees paid indirectly                                              (1,701)
                                                                        ----------
     Net expenses                                                       $  529,198
                                                                        ----------
       Net investment income                                            $  190,563
                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                      $1,377,005
                                                                        ----------
  Change in net unrealized loss on investments                          $ (369,593)
                                                                        ----------
  Net gain on investments                                               $1,007,412
                                                                        ----------
  Net increase in net assets resulting from operations                  $1,197,975
                                                                        ==========

24 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06

                                                           Six Months
                                                             Ended
                                                            6/30/07          Year Ended
                                                          (unaudited)         12/31/06
FROM OPERATIONS:
Net investment income                                     $   190,563       $    478,866
Net realized gain on investments                            1,377,005            892,067
Change in net unrealized gain (loss) on investments          (369,593)         1,137,597
                                                          -----------       ------------
    Net increase in net assets resulting
     from operations                                      $ 1,197,975       $  2,508,530
                                                          -----------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.15 per share, respectively)     $         -       $   (224,184)
    Class B ($0.00 and $0.08 per share, respectively)               -           (198,024)
    Class C ($0.00 and $0.08 per share, respectively)               -            (51,858)
Net realized gain:
    Class A ($0.00 and $0.19 per share, respectively)               -           (278,003)
    Class B ($0.00 and $0.19 per share, respectively)               -           (497,929)
    Class C ($0.00 and $0.19 per share, respectively)               -           (121,660)
                                                          -----------       ------------
     Total distributions to shareowners                   $         -       $ (1,371,658)
                                                          -----------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $         -       $          -
Reinvestment of distributions                                 143,967          1,069,466
Cost of shares repurchased                                 (7,400,094)       (18,756,345)
                                                          -----------       ------------
    Net decrease in net assets resulting from fund
     share transactions                                   $(7,256,127)      $(17,686,879)
                                                          -----------       ------------
    Net decrease in net assets                            $(6,058,152)      $(16,550,007)
NET ASSETS:
Beginning of period                                        46,270,983         62,820,990
                                                          -----------       ------------
End of period                                             $40,212,831       $ 46,270,983
                                                          ===========       ============
Undistributed net investment income                       $   195,363       $      4,800
                                                          ===========       ============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '07 Shares     '07 Amount       '06 Shares    '06 Amount
                                   (unaudited)    (unaudited)
CLASS A
Shares sold                                 -     $         -              -     $         -
Reinvestment of distributions           9,510          94,497         44,389         441,367
Less shares repurchased              (221,621)     (2,226,914)      (733,763)     (7,198,109)
                                     --------     -----------       --------     -----------
    Net decrease                     (212,111)    $(2,132,417)      (689,374)    $(6,756,742)
                                     ========     ===========       ========     ===========
CLASS B
Shares sold                                 -     $         -              -     $         -
Reinvestment of distributions           3,576          35,509         51,346         509,494
Less shares repurchased              (379,964)     (3,812,364)      (911,237)     (8,960,134)
                                     --------     -----------       --------     -----------
    Net decrease                     (376,388)    $(3,776,855)      (859,891)    $(8,450,640)
                                     ========     ===========       ========     ===========
CLASS C
Shares sold                                 -     $         -              -     $         -
Reinvestment of distributions           1,398          13,961         11,889         118,605
Less shares repurchased              (134,163)     (1,360,816)      (263,518)     (2,598,102)
                                     --------     -----------       --------     -----------
    Net decrease                     (132,765)    $(1,346,855)      (251,629)    $(2,479,497)
                                     ========     ===========       ========     ===========

26 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                              6/30/07     Year Ended Year Ended Year Ended Year Ended 11/1/02 (a)
                                                            (unaudited)    12/31/06   12/31/05   12/31/04   12/31/03  to 12/31/02
CLASS A
Net asset value, beginning of period                         $  9.88      $  9.69    $ 10.10    $ 10.21    $10.075    $10.000
                                                             -------      -------    -------    -------    -------    -------
Increase from investment operations:
 Net investment income                                       $  0.07      $  0.16    $  0.16    $  0.16    $ 0.173    $ 0.003(b)
 Net realized and unrealized gain (loss) on investments         0.22         0.38      (0.16)      0.11      0.145      0.081
                                                             -------      -------    -------    -------    -------    -------
  Net increase from investment operations                    $  0.29      $  0.54    $  0.00    $  0.27    $ 0.318    $ 0.084
Distributions to shareowners:
 Net investment income                                             -        (0.16)     (0.16)     (0.16)    (0.178)    (0.009)
 Net realized gain                                                 -        (0.19)     (0.25)     (0.22)    (0.001)         -
                                                             -------      -------    -------    -------    -------    -------
Net increase (decrease) in net asset value                   $  0.29      $  0.19    $ (0.41)   $ (0.11)   $ 0.139    $ 0.075
                                                             -------      -------    -------    -------    -------    -------
Net asset value, end of period                               $ 10.17      $  9.88    $  9.69    $ 10.10    $10.214    $10.075
                                                             =======      =======    =======    =======    =======    =======
Total return*                                                   2.94%        5.54%      0.03%      2.63%      3.08%      0.89%(b)
Ratio of net expenses to average net assets+                    2.03%**      2.10%      2.10%      2.07%      2.10%      1.56%**
Ratio of net investment income to average net assets+           1.34%**      1.38%      1.35%      1.35%      1.44%      0.41%**
Portfolio turnover rate                                           85%**        21%        31%        39%        84%        12%
Net assets, end of period (in thousands)                     $12,752      $14,480    $20,876    $31,045    $45,700    $61,124
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                   2.33%**      2.12%      2.17%      2.07%      2.10%      1.56%**
 Net investment income                                          1.04%**      1.36%      1.27%      1.35%      1.44%      0.41%**
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                   2.02%**      2.10%      2.10%      2.07%      2.10%      1.56%**
 Net investment income                                          1.35%**      1.38%      1.35%      1.35%      1.44%      0.41%**

(a)  Class A shares were first publicly offered on November 1, 2002.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 27

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months Ended
                                                             6/30/07     Year Ended  Year Ended  Year Ended  Year Ended  11/1/02 (a)
                                                            (unaudited)   12/31/06    12/31/05    12/31/04    12/31/03   to 12/31/02
CLASS B
Net asset value, beginning of period                         $  9.90     $  9.70     $ 10.11     $ 10.21     $10.076     $10.000
                                                             -------     -------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $  0.04     $  0.08     $  0.07     $  0.07     $ 0.076     $(0.003)
 Net realized and unrealized gain on investments                0.23        0.39       (0.15)       0.12       0.160       0.082
                                                             -------     -------     -------     -------     -------     -------
  Net increase from investment operations                    $  0.27     $  0.47     $ (0.08)    $  0.19     $ 0.236     $ 0.079
Distributions to shareowners:
 Net investment income                                             -       (0.08)      (0.08)      (0.08)     (0.099)     (0.003)
 Net realized gain                                                 -       (0.19)      (0.25)      (0.22)     (0.001)          -
                                                             -------     -------     -------     -------     -------     -------
Net increase (decrease) in net asset value                   $  0.27     $  0.20     $ (0.41)    $ (0.11)    $ 0.136     $ 0.076
                                                             -------     -------     -------     -------     -------     -------
Net asset value, end of period                               $ 10.17     $  9.90     $  9.70     $ 10.11     $10.212     $10.076
                                                             =======     =======     =======     =======     =======     =======
Total return*                                                   2.73%       4.84%      (0.80)%      1.94%       2.29%       0.83%(b)
Ratio of net expenses to average net assets+                    2.68%**     2.81%       2.85%       2.80%       2.85%       2.30%**
Ratio of net investment income (loss) to average net assets+    0.69%**     0.67%       0.60%       0.62%       0.69%      (0.31)%**
Portfolio turnover rate                                           85%**       21%         31%         39%         84%         12%
Net assets, end of period (in thousands)                     $22,380     $25,521     $33,349     $46,454     $61,181     $67,974
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                   2.98%**     2.81%       2.90%       2.80%       2.85%       2.30%**
 Net investment income                                          0.38%**     0.67%       0.54%       0.62%       0.69%      (0.31)%**
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                   2.68%**     2.81%       2.85%       2.80%       2.85%       2.30%**
 Net investment income                                          0.69%**     0.67%       0.59%       0.62%       0.69%      (0.31)%**

(a)  Class B shares were first publicly offered on November 1, 2002.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

28 The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                              6/30/07   Year Ended Year Ended Year Ended Year Ended 11/1/02 (a)
                                                            (unaudited)  12/31/06   12/31/05   12/31/04   12/31/03  to 12/31/02
CLASS C
Net asset value, beginning of period                          $  9.95     $ 9.75     $10.14     $ 10.23    $10.074    $10.000
                                                              -------     ------     ------     -------    -------    -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $  0.04     $ 0.08     $ 0.07     $  0.08    $ 0.090    $(0.002)
 Net realized and unrealized gain (loss) on investments          0.23       0.39      (0.15)       0.11      0.150      0.080
                                                              -------     ------     ------     -------    -------    -------
  Net increase from investment operations                     $  0.27     $ 0.47     $(0.08)    $  0.19    $ 0.240    $ 0.078
Distributions to shareowners:
 Net investment income                                              -      (0.08)     (0.06)      (0.06)    (0.080)    (0.004)
 Net realized gain                                                  -      (0.19)     (0.25)      (0.22)    (0.001)         -
                                                              -------     ------     ------     -------    -------    -------
Net increase (decrease) in net asset value                    $  0.27     $ 0.20     $(0.39)    $ (0.09)   $ 0.159    $ 0.074
                                                              -------     ------     ------     -------    -------    -------
Net asset value, end of period                                $ 10.22     $ 9.95     $ 9.75     $ 10.14    $10.233    $10.074
                                                              =======     ======     ======     =======    =======    =======
Total return*                                                    2.71%      4.86%     (0.74)%      1.85%      2.40%      0.01%(b)
Ratio of net expenses to average net assets+                     2.73%**    2.77%      2.85%       2.81%      2.84%      2.34%**
Ratio of net investment income (loss) to average net assets+     0.64%**    0.71%      0.59%       0.60%      0.70%     (0.27)%**
Portfolio turnover rate                                            85%**      21%        31%         39%        84%        12%**
Net assets, end of period (in thousands)                      $ 5,081     $6,271     $8,597     $14,700    $25,097    $34,036
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                    3.03%**    2.77%      3.02%       2.81%      2.84%      2.34%**
 Net investment income                                           0.34%**    0.71%      0.42%       0.60%      0.70%     (0.27)%**
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                    2.73%**    2.77%      2.85%       2.81%      2.84%      2.34%**
 Net investment income                                           0.64%**    0.71%      0.59%       0.60%      0.70%     (0.27)%**

(a)  Class C shares were first publicly offered on November 1, 2002.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
     Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 29

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund (the "Fund"), organized as a Delaware statutory trust on October 2, 2001, is a diversified portfolio of Pioneer Protected Principal Trust which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on December 18, 2002), a Guarantee Period (from December 20, 2002 to December 21, 2009 (the "Maturity Date"), and a Post-Guarantee Period, which begins on or about December 22, 2009. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum annual compounded return on such amount (2.00% on Class A Shares and 1.25% on Class B and C Shares), less any extraordinary expenses and any amounts that Pioneer Investment Management, Inc.
(PIM) is obligated to pay under the Financial Warranty Agreement (see Note 3) and fails to do so in a timely manner. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund has issued three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30,

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     2007, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/ amortized into interest income for financial purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of any current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during 2006 were as follows:

--------------------------------------------------------------------------------
                                                                         2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                       $  538,649
Long-term capital gain                                                   833,009
                                                                      ----------
 Total                                                                $1,371,658
                                                                      ==========
--------------------------------------------------------------------------------

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

--------------------------------------------------------------------------------
                                                                         2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                           $ 56,282
Undistributed long term gain                                             211,032
Unrealized appreciation                                                  645,342
                                                                        --------
 Total                                                                  $912,656
                                                                        ========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), manages the Fund's portfolio. Prior to August 1, 2006, The Fund paid PIM an annual fee during the Guarantee Period equal to 0.70% of the Fund's average daily net assets. Effective August 1, 2006, PIM contractually agreed to limit its annual fee during the Guarantee Period to 0.40% of the Fund's average net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the Fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. The fee is computed daily and paid monthly. PIM has contractually agreed until the maturity date not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit Fund expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Effective January 1, 2007 PIM has agreed to waive 0.30% of its management fee until the end of the Guarantee Period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $931 was payable to PIM related to management fees,

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

administrative fees and certain other services and is included in due to affiliates.

3.   Financial Warranty Agreement

The Fund has entered into a Financial Warranty Agreement (the "Financial Warranty") with Main Place Funding, LLC, to protect against the Fund having insufficient assets to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any of the Financial Warranty, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note
1. The Fund, and not the Fund's shareowners, is the holder of the Financial Warranty, which will enable the Fund, assuming that the Fund complies with the conditions imposed under the Financial Warranty, and that Main Place Funding LLC does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Main Place Funding, LLC will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date (subject to the terms of the Financial Warranty), whether or not shareowners redeem their shares on the Maturity Date. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Warranty at any time without shareowner approval, subject to the agreement of Main Place Funding, LLC. The Fund pays Main Place Funding, LLC an annual fee equal to 0.85% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Warranty. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Main Place Funding, LLC and its indirect parent, Bank of America Corporation.

4.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $18,721 in transfer agent fees payable to PIMSS at June 30, 2007.

5.   Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD) a

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $1,672 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Proceeds from the CDSCs are paid to PFD, the principal underwriter of the Fund and a wholly owned indirect subsidiary of Unicredito Italiano. For the year ended June 30, 2007, CDSCs in the amount of $52,648 were paid to PFD.

6.   Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended June 30, 2007, expenses were reduced by $64,114 under such arrangements.

7.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                         Officers
John F. Cogan, Jr., Chairman                     John F. Cogan, Jr., President
David R. Bock                                    Daniel K. Kingsbury, Executive
Mary K. Bush                                       Vice President
Margaret B.W. Graham                             Vincent Nave, Treasurer
Daniel K. Kingsbury                              Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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38
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

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40

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                           This page for your notes.

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

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42

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

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44

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                     FUND II

                                      PPFAX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     6/30/07

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            8
Prices and Distributions                                                     9
Performance Update                                                          10
Comparing Ongoing Fund Expenses                                             13
Schedule of Investments                                                     15
Financial Statements                                                        16
Notes to Financial Statements                                               23
Trustees, Officers and Service Providers                                    31

                                                                     President's

 Dear Shareowner,
--------------------------------------------------------------------------------

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

In the following interview, Walter Hunnewell, Jr., portfolio manager and a member of the equity portfolio management team, and Richard Schlanger, the debt securities portfolio manager, discuss the strategy and factors that influenced the performance of the Fund during the reporting period.

Q:   How did the Fund perform over the six months?

A: For the six-month period ended June 30, 2007, Class A shares of Pioneer Protected Principal Fund II had a total return of 2.13% at net asset value. During the same period, the Fund underperformed the 6.96% return of the Standard & Poor's 500 Index and outperformed the 1.44% return of the Lehman Brothers Intermediate Government Bond Index, the Fund's benchmark indices. The Fund fell short of the 3.03% average return of the 408 funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category, the Fund's peer group.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the period?

A: Early in the period, both equity prices and interest rates declined, reflecting concerns that rising energy costs and defaults in the subprime mortgage sector would lead to a slowdown in economic growth. Early in March, however, market sentiment began to change as financial data indicated that economic growth might be improving. Business inventories were beginning to be replenished, orders for industrial equipment rose, consumer spending was relatively strong and corporate profits were higher. In this environment, market interest rates rose, although they remained at historically low levels. Stocks ended the period substantially higher. While bonds suffered as yields rose late in the period, they ended the six months with positive returns.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: How did interest rates affect the management strategy for the Fund during the reporting period?

A: Interest rates are the driving force behind the asset allocation of the Fund. If interest rates decline and bond prices rise, we have to invest more money in the fixed-income portion (Treasury STRIPS) to meet our obligation to provide a minimum 2.00% annual return for Class A shares by the end of the Guarantee Period, which is June 4, 2010. During the first six months of 2007, interest rates rose slightly, allowing us to add to the Fund's equity allocation.

Q: What were the principal strategies used in managing the Fund during the reporting period?

A: Rising interest rates led to a decline in Treasury bond prices, allowing us to increase slightly our equity allocation from 22% to 23% of net assets over the six-month period. The Fund's equity allocation consists of investments in Pioneer Fund and Pioneer Equity Income Fund. Approximately two-thirds of the equity position was in Pioneer Fund and one-third was in Pioneer Equity Income Fund.

     Going into the period, the portfolio had a slightly defensive tilt as a precaution against a slowdown in economic growth and a possible stock market downturn. While our outlook for a slowing economy and declining stock prices may have been premature, we believed that it was important marginally to increase our defensive posture for a time when stock prices move lower.

     Over the six months, through the primary fund, we trimmed positions that had performed very well and sought opportunities in companies that had not participated in the market's upturn. In the energy sector, we modestly increased our underweight (relative to the equity benchmark index) in the portfolio, by selling Conoco Philips and Occidental Petroleum. We felt the risk/reward balance was better in other companies. In the materials, industrials and consumer discretionary sectors, we let our overweights build a little by allowing some of our best performers to continue to appreciate with the market. In a defensive move, we increased investment in areas that provide every day goods and services to consumers. We established a position in Kraft Foods in the consumer staples sector, after it was spun off from Philip Morris. We also added Coca Cola, where management appears to be taking more substantive steps to improve the bottling system

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

     worldwide. Delta Airlines was another new position added to the Fund. Delta is flying new international routes and has emerged from bankruptcy in a relatively strong financial position. Individual stock sales included:
     Omnicom, a large global advertising agency, because we felt there were better opportunities elsewhere; Johnson & Johnson, on concerns that growth by acquisition will be increasingly difficult; Citigroup, due to challenges it faces in managing its many businesses; Advanced Micro Devices, which had a weaker competitive position relative to Intel; Federated Department Store, in favor of what we believe are better return possibilities of JC Penney. Throughout the six months, we were underweighted relative to the equity benchmark index in financials, information technology, telecommunications and utilities sectors.

Q:   What contributed to return during the reporting period?

A: Our large position in AT&T was one of the best performers, with a total return of 18%. Big industrial companies, which are geared to both domestic and international economic growth, also provided some of the best results. PACCAR, a manufacturer of high quality trucks, returned 35%. Rio Tinto, the global materials company, rose 46%, as demand for iron ore continued to be robust. Johnson Controls went up 36%, as the market recognized the benefits of recent acquisitions. Deere Inc, the farm equipment manufacturer, added 28%, on the strength of a robust farm economy.

Q:   What detracted from return during the reporting period?

A: Our modest investment in Advanced Micro Devices declined substantially, and we sold it. Motorola also disappointed, as the company has been challenged to find a replacement for the great success of its RAZR line of cell phones. The relatively poor performance of Merrill Lynch, National City Bank and US Bancorp reflected weakness in the financial sector related to subprime mortgage worries and real estate loans in general. JC Penney was also a disappointment, as we were establishing this position during a period when the stock was quite volatile. We believe this was a temporary situation and that the long-term potential for JC Penney is very strong.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Fund's investments in Treasury STRIPS also detracted from return. As market interest rates rose, yields on Treasury securities moved higher, pushing down the prices of the Treasury securities in the portfolio.

Q:   What is your outlook?

A: While economic growth appears to be relatively strong, rising market interest rates, higher energy prices and concerns about the effects of the defaults in the subprime mortgage market have raised the level of uncertainty in the financial markets. In this environment, we plan to continue to focus on higher quality equities with the potential to increase earnings and dividends. Should interest rates rise further, we will be able to increase the Fund's equity exposure.

The Fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven-year guarantee period will reduce their guaranteed amount. Due to an insurance policy fee, the Fund's expenses are higher than those of most other mutual funds.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not a guarantee of future results, and there is no guarantee that the market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL

U.S. Government Obligations     77.2%
Pioneer Fund Shares             22.8%

Bond Characteristics
--------------------------------------------------------------------------------

 Average Quality                 AAA
 Average Life               2.88 yrs
 Effective Duration         2.81 yrs
 3 to 4 Year Maturities       100.0%

Largest Holdings*
--------------------------------------------------------------------------------

    1.   U.S. Treasury Strip, Zero Coupon Bond, 5/15/10     73.3%
    2.   Pioneer Fund Class Y                               15.9
    3.   Pioneer Equity Income Fund Class Y                  6.9
    4.   U.S. Treasury Strip, Zero Coupon Bond, 5/15/10      3.9

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class           6/30/07       12/31/06
 -----           -------       --------
    A            $10.08         $9.87
    B            $10.02         $9.85
    C            $10.07         $9.90

Distributions Per Share
--------------------------------------------------------------------------------

                           1/1/07 - 6/30/07
               ----------------------------------------------------
                   Net
               Investment          Short-Term           Long-Term
 Class           Income          Capital Gains        Capital Gains
 -----         ----------        -------------        -------------
   A             $ -                $ -                    $ -
   B             $ -                $ -                    $ -
   C             $ -                $ -                    $ -


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Intermediate Government Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

The Indexes defined here pertain to the "Value of $10,000 Investment" charts on pages 10-12.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II at public offering price, compared to that of the Standard & Poor's 500 Index and Lehman Brothers Intermediate Government Bond Index.

---------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                       Net Asset   Public Offering
Period                Value (NAV)    Price (POP)
Life-of-Class
(3/3/03)                 1.43%         0.05%
1 Year                   6.90          0.72
---------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                         Gross          Net
                         1.94%         1.94%
---------------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer                                 Lehman Brothers
               Protected Principal         S&P 500       Intermediate Government
                   Plus Fund II             Index              Bond Index
3/03                  $ 9,425              $10,000              $10,000
                        9,189               11,539               10,169
6/04                    9,062               13,742               10,120
                        9,460               14,611               10,539
6/06                    9,376               15,871               10,547
6/07                   10,023               19,136               11,119

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end per formance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class A Shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and Lehman Brothers Intermediate Government Bond Index.

-----------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                            If           If
Period                     Held       Redeemed
Life-of-Class
(3/3/03)                   0.68%       0.45%
1 Year                     6.10        2.10
-----------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                           Gross        Net
                           2.68%       2.68%
-----------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer                                 Lehman Brothers
               Protected Principal         S&P 500       Intermediate Government
                   Plus Fund II             Index              Bond Index
3/03                 $10,000               $10,000              $10,000
                       9,740                11,539               10,169
6/04                   9,520                13,742               10,120
                       9,872                14,611               10,539
6/06                   9,704                15,871               10,547
6/07                  10,196                19,136               11,119

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end per formance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class B Shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and Lehman Brothers Intermediate Government Bond Index.

---------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                            If          If
Period                     Held      Redeemed
Life-of-Class
(3/3/03)                   0.75%       0.75%
1 Year                     6.12        6.12
---------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)
                           Gross        Net
                           2.62%       2.62%
---------------------------------------------

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                     Pioneer                                 Lehman Brothers
               Protected Principal         S&P 500       Intermediate Government
                   Plus Fund II             Index              Bond Index
3/03                  $10,000              $10,000               $10,000
                        9,740               11,539                10,169
6/04                    9,530               13,742                10,120
                        9,887               14,611                10,539
6/06                    9,732               15,871                10,547
6/07                   10,328               19,136                11,119

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end per formance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Return would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect indefinitely for Class C Shares. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund
II

Based on actual returns from January 1, 2007 through June 30, 2007

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 1/1/07

Ending Account Value             $1,021.30      $1,017.30      $1,017.20
On 6/30/07

Expenses Paid During Period*     $    8.62      $   12.50      $   12.25

* Expenses are equal to the Fund's annualized expense ratio of 1.72%, 2.50% and 2.45% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund
II

Based on a hypothetical 5% return per year before expenses, reflect ing the period from January 1, 2007 through June 30, 2007

Share Class                          A              B              C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 1/1/07

Ending Account Value             $1,016.27      $1,012.40      $1,012.65
On 6/30/07

Expenses Paid During Period*     $    8.60      $   12.47      $   12.23

* Expenses are equal to the Fund's annualized expense ratio of 1.72%, 2.50% and 2.45% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                               Value
                COMMON STOCKS - 22.8%
                Diversified Financials - 22.8%
                Diversified Financial Services - 22.8%
    99,017      Pioneer Equity Income Fund Class Y+                $ 3,357,666
   150,360      Pioneer Fund Class Y+                                7,802,203
                                                                   -----------
                                                                   $11,159,869
                                                                   -----------
                TOTAL COMMON STOCKS
                (Cost $10,359,099)                                 $11,159,869
                                                                   -----------
                U.S. GOVERNMENT OBLIGATIONS - 77.0%
                Government - 77.0%
43,350,000      U.S. Treasury Strip, Zero Coupon Bond, 5/15/10     $37,820,405
                                                                   -----------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                (Cost $38,527,392)                                 $37,820,405
                                                                   -----------
                TOTAL INVESTMENT IN SECURITIES - 99.8%
                (Cost $48,886,491)                                 $48,980,274
                                                                   -----------
                OTHER ASSETS AND LIABILITIES - 0.2%                $   106,184
                                                                   -----------
                TOTAL NET ASSETS - 100.0%                          $49,086,458
                                                                   ===========

+    Investment deemed to be affiliate of the Fund.

(a) At June, 30, 2007 the net unrealized gain on investments based on cost for federal income tax purposes of $48,886,491 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost.                                        $800,770
       Aggregate gross unrealized loss for all investments in which there is
       an excess of value over tax cost.                                        (706,987)
                                                                                --------
       Net Unrealized gain                                                      $ 93,783
                                                                                ========

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2007 aggregated $15,190,876 and $25,481,320, respectively.


The accompanying notes are an integral part of these financial statements.   15

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers
    (cost $38,527,393)                                $37,820,405
  Investment in securities of affiliated issuers
    (cost $10,359,098)                                 11,159,869
                                                      -----------
     Total investment in securities at value
       (cost $48,886,491)                             $48,980,274
  Cash                                                    271,393
                                                      -----------
     Total assets                                     $49,251,667
                                                      -----------
LIABILITIES:
  Payables -
    Fund shares repurchased                           $    78,179
  Due to affiliates                                        27,410
  Accrued expenses                                         25,436
  Other                                                    34,184
                                                      -----------
     Total liabilities                                $   165,209
                                                      -----------
NET ASSETS:
  Paid-in capital                                     $51,605,991
  Accumulated net investment income                       309,405
  Accumulated net realized loss on investments         (2,922,721)
  Net unrealized gain on investments                       93,783
                                                      -----------
     Total net assets                                 $49,086,458
                                                      ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $15,622,691/1,549,314 shares)     $     10.08
                                                      ===========
  Class B (based on $27,044,511/2,698,602 shares)     $     10.02
                                                      ===========
  Class C (based on $6,419,256/637,261 shares)        $     10.07
                                                      ===========
MAXIMUM OFFERING PRICE:
  Class A ($10.08 [divided by] 94.25%)                $     10.69
                                                      ===========


16    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Dividends from affiliated issuers                          $ 85,161
  Interest                                                    820,471
                                                             --------
     Total investment income                                               $  905,632
                                                                           ----------
EXPENSES:
  Management fees                                            $186,282
  Transfer agent fees and expenses
    Class A                                                    23,101
    Class B                                                    43,231
    Class C                                                     8,502
  Distribution fees
    Class A                                                    20,288
    Class B                                                   146,572
    Class C                                                    35,192
  Administrative reimbursements                                 5,969
  Custodian fees                                                7,519
  Professional fees                                            21,404
  Printing expense                                             14,079
  Fees and expenses of nonaffiliated trustees                   3,975
  Miscellaneous                                                82,874
                                                             --------
     Total expenses                                                        $  598,988
     Less fees paid indirectly                                                 (2,761)
                                                                           ----------
     Net expenses                                                          $  596,227
                                                                           ----------
       Net investment income                                               $  309,405
                                                                           ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments from affiliated issuers                 $  167,169
  Change in net unrealized gain on investments:                               528,687
                                                                           ----------
    Net gain on investments                                                $  695,856
                                                                           ----------
    Net increase in net assets resulting from operations                   $1,005,261
                                                                           ==========


The accompanying notes are an integral part of these financial statements.   17

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively

                                                           Six Months
                                                             Ended
                                                            6/30/07          Year Ended
                                                          (unaudited)         12/31/06
FROM OPERATIONS:
Net investment income                                     $   309,405       $    807,036
Net realized gain on investments                              167,169            930,485
Change in net unrealized gain on investments                  528,687            494,545
                                                          -----------       ------------
    Net increase in net assets resulting
     from operations                                      $ 1,005,261       $  2,232,066
                                                          -----------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.20 per share, respectively)     $         -       $   (358,733)
    Class B ($0.00 and $0.12 per share, respectively)               -           (386,082)
    Class C ($0.00 and $0.12 per share, respectively)               -            (91,286)
                                                          -----------       ------------
     Total distributions to shareowners                   $         -       $   (836,101)
                                                          -----------       ------------
FROM FUND SHARE TRANSACTIONS:
Reinvestment of distributions                             $    92,718       $    751,562
Cost of shares repurchased                                 (9,623,988)       (23,046,018)
                                                          -----------       ------------
    Net decrease in net assets resulting from fund
     share transactions                                   $(9,531,270)      $(22,294,456)
                                                          -----------       ------------
    Net increase (decrease) in net assets                 $(8,526,009)      $(20,898,490)
NET ASSETS:
Beginning of period                                        57,612,467         78,510,957
                                                          -----------       ------------
End of period                                             $49,086,458       $ 57,612,467
                                                          ===========       ============
Accumulated net investment income                         $   309,405       $          -
                                                          ===========       ============


18    The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares     '07 Amount        '06 Shares         '06 Amount
                                   (unaudited)    (unaudited)
CLASS A
Shares sold                                 -     $         -                -        $          -
Reinvestment of distributions           5,571          55,327           33,200             328,677
Less shares repurchased              (284,016)     (2,838,342)        (787,202)         (7,726,386)
                                     --------     -----------       ----------        ------------
    Net increase (decrease)          (278,445)    $(2,783,015)        (754,002)       $ (7,397,709)
                                     ========     ===========       ==========        ============
CLASS B
Shares sold                                 -     $         -                -        $          -
Reinvestment of distributions           2,363          23,348           35,191             347,686
Less shares repurchased              (521,661)     (5,198,923)      (1,139,352)        (11,032,636)
                                     --------     -----------       ----------        ------------
    Net increase (decrease)          (519,298)    $(5,175,575)      (1,104,161)       $(10,684,950)
                                     ========     ===========       ==========        ============
CLASS C
Shares sold                                 -     $         -                -        $          -
Reinvestment of distributions           1,415          14,043            7,573              75,199
Less shares repurchased              (158,671)     (1,586,723)        (439,943)         (4,286,996)
                                     --------     -----------       ----------        ------------
    Net increase (decrease)          (157,256)    $(1,572,680)        (432,370)       $ (4,211,797)
                                     ========     ===========       ==========        ============


The accompanying notes are an integral part of these financial statements.   19

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended                                                 3/3/03 (a)
                                                             6/30/07     Year Ended    Year Ended   Year Ended          to
                                                           (unaudited)    12/31/06      12/31/05     12/31/04        12/31/03
CLASS A
Net asset value, beginning of period                         $  9.87       $  9.67       $  9.89      $  9.68       $ 10.00
                                                             -------       -------       -------      -------       -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.09       $  0.20       $  0.15      $  0.11       $  0.03
 Net realized and unrealized gain (loss) on investments         0.12          0.20         (0.17)        0.21         (0.34)
                                                             -------       -------       -------      -------       -------
  Net increase (decrease) from investment operations         $  0.21       $  0.40       $ (0.02)     $  0.32       $ (0.31)
Distributions to shareowners:
 Net investment income                                             -         (0.20)        (0.15)       (0.11)        (0.01)
 Net realized gain                                                 -             -         (0.05)           -             -
                                                             -------       -------       -------      -------       -------
Net increase (decrease) in net asset value                   $  0.21       $  0.20       $ (0.22)     $  0.21       $ (0.32)
                                                             -------       -------       -------      -------       -------
Net asset value, end of period                               $ 10.08       $  9.87       $  9.67      $  9.89       $  9.68
                                                             =======       =======       =======      =======       =======
Total return*                                                   2.13%         4.13%        (0.17)%       3.32%        (3.05)%(b)
Ratio of net expenses to average net assets+                    1.73%**       1.80%         1.94%        1.86%         1.97%**
Ratio of net investment income to average net assets+           1.68%**       1.70%         1.33%        0.99%         0.45%**
Portfolio turnover rate                                           57%**         28%          117%          44%           54%
Net assets, end of period (in thousands)                     $15,623       $18,047       $24,960      $35,190       $47,669
Ratios with no waiver of management fees and assumption of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                   1.73%**       1.80%         2.09%           -%            -%
 Net investment income                                          1.68%**       1.70%         1.18%           -%            -%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   1.72%**       1.79%         1.94%        1.86%         1.97%**
 Net investment income                                          1.69%**       1.71%         1.33%        0.99%         0.45%**

(a)  The fund commenced operations on March 3, 2003.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended                                             3/3/03 (a)
                                                                  6/30/07     Year Ended   Year Ended   Year Ended       to
                                                                (unaudited)    12/31/06     12/31/05     12/31/04     12/31/03
CLASS B
Net asset value, beginning of period                              $  9.85       $  9.64      $  9.86      $  9.64       $ 10.00
                                                                  -------       -------      -------      -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.05       $  0.11      $  0.06      $  0.02       $ (0.02)
 Net realized and unrealized gain (loss) on investments              0.12          0.22        (0.17)        0.23         (0.34)
                                                                  -------       -------      -------      -------       -------
  Net increase (decrease) from investment operations              $  0.17       $  0.33      $ (0.11)     $  0.25       $ (0.36)
Distributions to shareowners:
 Net investment income                                                  -         (0.12)       (0.06)       (0.03)            -
 Net realized gain                                                      -             -        (0.05)           -             -
                                                                  -------       -------      -------      -------       -------
Net increase (decrease) in net asset value                        $  0.17       $  0.21      $ (0.22)     $  0.22       $ (0.36)
                                                                  -------       -------      -------      -------       -------
Net asset value, end of period                                    $ 10.02       $  9.85      $  9.64      $  9.86       $  9.64
                                                                  =======       =======      =======      =======       =======
Total return*                                                        1.73%         3.43%       (1.07)%       2.61%        (3.60)%(b)
Ratio of net expenses to average net assets+                         2.51%**       2.55%        2.75%        2.63%         2.75%**
Ratio of net investment income (loss) to average net assets+         0.90%**       0.95%        0.54%        0.21%        (0.35)%**
Portfolio turnover rate                                                57%**         28%         117%          44%           54%
Net assets, end of period (in thousands)                          $27,045       $31,700      $41,675      $55,714       $67,162
Ratios with no waiver of management fees and assumption of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                        2.51%**       2.55%        2.90%           -%            -%
 Net investment income                                               0.90%**       0.95%        0.38%           -%            -%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                        2.50%**       2.55%        2.75%        2.63%         2.75%**
 Net investment income (loss)                                        0.91%**       0.96%        0.54%        0.21%        (0.35)%**

(a)  The fund commenced operations on March 3, 2003.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended                                             3/3/03 (a)
                                                                 6/30/07     Year Ended   Year Ended   Year Ended       to
                                                               (unaudited)    12/31/06     12/31/05     12/31/04     12/31/03
CLASS C
Net asset value, beginning of period                             $   9.90      $  9.68     $  9.89      $  9.65       $ 10.00
                                                                 --------      -------     -------      -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.05      $  0.12     $  0.07      $  0.04       $ (0.02)
 Net realized and unrealized gain (loss) on investments              0.12         0.22       (0.17)        0.22         (0.33)
                                                                 --------      -------     -------      -------       -------
  Net increase (decrease) from investment operations             $   0.17      $  0.34     $ (0.10)     $  0.26       $ (0.35)
Distributions to shareowners:
 Net investment income                                                  -        (0.12)      (0.06)       (0.02)            -
 Net realized gain                                                      -            -       (0.05)           -             -
                                                                 --------      -------     -------      -------       -------
Net increase (decrease) in net asset value                       $   0.17      $  0.22     $ (0.21)     $  0.24       $ (0.35)
                                                                 --------      -------     -------      -------       -------
Net asset value, end of period                                   $  10.07      $  9.90     $  9.68      $  9.89       $  9.65
                                                                 ========      =======     =======      =======       =======
Total return*                                                        1.72%        3.47%      (0.95)%       2.66%        (3.50)%(b)
Ratio of net expenses to average net assets+                         2.45%**      2.45%       2.66%        2.55%         2.63%**
Ratio of net investment income (loss) to average net assets+         0.96%**      0.99%       0.61%        0.28%        (0.23)%**
Portfolio turnover rate                                                57%**        28%        117%          44%           54%
Net assets, end of period (in thousands)                         $  6,419      $ 7,865     $11,876      $19,089       $30,400
Ratios with no waiver of management fees and assumption of
 expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                        2.45%**      2.45%       2.81%           -%            -%
 Net investment income                                               0.96%**      0.99%       0.45%           -%            -%
Ratios with reductions for fees paid indirectly:
 Net expenses                                                        2.45%**      2.44%       2.66%        2.55%         2.63%**
 Net investment income (loss)                                        0.96%**      1.00%       0.61%        0.28%        (0.23)%**

(a)  The fund commenced operations on March 3, 2003.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Protected Principal Plus Fund II (the Fund), is a diversified portfolio of Pioneer Protected Principal Trust which was organized as a Delaware statutory trust on October 2, 2001, and registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on May 30, 2003), a Guarantee Period (from June 13, 2003 to June 4, 2010 (the "Maturity Date")), and a Post-Guarantee Period, which begins on or about June 5, 2010. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum cumulative increase on such amount (14.00% on Class A Shares and 8.75% on Class B and C Shares), less any extraordinary expenses. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund has issued three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2007 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/ amortized into interest income for financial reporting purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2006, the Fund had a net capital loss carry forward of $3,012,826, which will expire in 2013 if not utilized.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    The tax character of the distributions paid during 2006 were as follows:

--------------------------------------------------------------------------------
                                                                          2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                      $836,101
  Long-term capital gain                                                      -
                                                                       --------
    Total                                                              $836,101
                                                                       ========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006.

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Capital loss carryforward                                        $(3,012,826)
  Unrealized depreciation                                             (511,968)
                                                                   -----------
    Total                                                          $(3,524,794)
                                                                   ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized depre ciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, S.p.A. (Unicredito Italiano) manages the Fund's portfolio. Prior to August 1, 2006, the Fund paid PIM an annual fee during the Guarantee Period equal to 0.70% of the Fund's average daily net assets. Effective August 1, 2006, PIM contractually agreed to limit its annual fee during the Guarantee Period to 0.40% of the Fund's average net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the Fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. PIM has contractually agreed until the maturity date not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit Fund expenses to 2.05%, 2.80% and 2.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Pioneer has agreed to modify the expense limitation that would apply only in the event the Fund is required by the Financial Guarantee Agreement to invest exclusively in a defeasance portfolio. In that event, Pioneer would waive its entire management fee and limit the Fund's other expenses, on an annual basis, to 0.12% for Class A shares, 0.87% for Class B shares and 0.87% for Class C shares. This arrangement may be modified in the future to the extent the Fund's maximum permitted equity allocation under the Financial Guarantee Agreement after that modification exceeds 17.5%.

The Fund may invest in one or more affiliated mutual funds managed by PIM. PIM has contractually agreed to waive its management fee by the amount of any management fees received indirectly as a result of the Fund's investment in another Pioneer mutual fund. In addition, PIM has agreed to reduce its management fee from 0.70% to 0.65% during such times when the Fund holds investments in an affiliated fund.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

Under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $611 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3.   Financial Warranty Agreement

The Fund has obtained an insurance policy from and has entered into a Financial Guarantee Agreement with Ambac Assurance Corporation (together, the "Financial Guarantee"), to protect against the Fund having insufficient assets to meet its undertaking to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any, of the Financial Guarantee, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note 1. The Fund, and not the Fund's shareowners, is the holder of the Financial Guarantee, which will enable the Fund, assuming that Ambac Assurance Corporation does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Ambac Assurance Corporation will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date, whether or not shareowners redeem their shares on the Maturity Date. If the Fund fails to comply with certain covenants in the Financial Guarantee Agreement, the Fund may be required to invest all of its assets in a defeasance portfolio as described in Note 2. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Guarantee at any time without shareowner approval, subject to the agreement of Ambac Assurance Corporation. The Fund pays an annual fee equal to 0.80% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Guarantee. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Ambac Financial Group, Inc. of which Ambac Assurance Corporation is a wholly-owned subsidiary.

4.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $24,757 in transfer agent fees payable to PIMSS at June 30, 2007.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $2,042 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Proceeds from the CDSCs are paid to Pioneer Funds Distributor, Inc. (PFD), the principal underwriter of the Fund and a wholly owned indirect subsidiary of Unicredito Italiano. For the period ended June 30, 2007, CDSCs of $94,356 were paid to PFD.

6.   Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended June 30, 2007, the Fund's expenses were reduced by $2,761 under such arrangements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

7.   Affiliated Companies

The Fund's investments in Funds managed by PIM are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the period ended June 30, 2007:

-----------------------------------------------------------------------------------------------------
                                                                              Net
                  Shares    Purchases     Sales     Shares   Dividend      Realized
  Affiliates     12/31/06    (shares)   (shares)   6/30/07    Income      (Loss) Gain       Value
-----------------------------------------------------------------------------------------------------
Pioneer Fund
 Class Y         219,694     56,337     125,671    150,360   $51,253      $(2,793,635)   $7,802,203
Pioneer Equity
 Income Fund
 Class Y          60,419     38,598           -     99,017   $33,908      $ 1,428,484    $3,357,666
-----------------------------------------------------------------------------------------------------

8.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Margaret B.W. Graham                         Vincent Nave, Treasurer
Daniel K. Kingsbury                          Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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32
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34
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                                                                              35

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36

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.